Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Commitments and Contingencies

25.	Commitments and Contingencies
The Group is a party to certain licensing agreements where the Group is licensing IP from third parties. In consideration for such licenses, the Group has made upfront payments and may be required to make additional contingent payments based on developmental and sales milestones and/or royalties on future sales. As of December 31, 2025, certain milestone events have not yet occurred, and therefore, the Group does not have a present obligation to make the related payments in respect of the licenses.
Such milestones are dependent on events that are outside of the control of the Group, and many of these milestone events are remote of occurring. Payments in respect of developmental milestones that are dependent on events that are outside the control of the Group but are reasonably possible to occur amounted to approximately $7,121 and $7,121, respectively, as of December 31,
2025 and December 31, 2024. These milestone amounts represent an aggregate of multiple milestone payments depending on different milestone events in multiple agreements. The probability that all such milestone events will occur in the aggregate is remote. Payments made to license IP represent the acquisition cost of intangible assets.
The Group is a party to arrangements with contract manufacturing and contract research organizations, whereby the counterparty provides the Group with research and/or manufacturing services. As of December 31, 2025 and December 31, 2024, the noncancellable commitments in respect of such contracts amounted to approximately $4,308 and $8,395, respectively.
In March 2024, a complaint was filed in Massachusetts District Court against the Group alleging breach of contract with respect to certain payments alleged to be owed to a previous employee of a Group's subsidiary based on purported terms of a contract between such individual and the Group. As of December 31, 2024, the Group recognized a provision of $900, which represented management's best estimate of the expected settlement related to the financial obligation associated with the lawsuit, considering the likelihood of settlement. During the year ended December 31, 2025, a settlement was reached, and payments in the amounts of
$850 and $89 were made in June 2025 and July 2025, respectively.
The Group is involved from time-to-time in various legal proceedings arising in the normal course of business. Although the outcomes of these legal proceedings are inherently difficult to predict, the Group does not expect the resolution of such legal proceedings to have a material adverse effect on its financial position or results of operations. The Group did not book any provisions and did not identify any contingent liabilities requiring disclosure for any legal proceedings in the years ended December
31, 2025 and 2024